Employee compensation and benefits - HSBC share awards (Details)	12 Months Ended
Dec. 31, 2017 GBP (£) jursidiction
Deferred Restricted Share Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	5 years
International Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of jurisdictions with plan participants | jursidiction	27
Maximum value of shares per employee per quarter | £	£ 750
Award matching ratio	0.3333
Award vesting period, maximum period from purchase of shares	2 years 9 months
Bottom of range | Deferred Restricted Share Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
Top of range | Deferred Restricted Share Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	7 years